Financial Instruments and Fair Value Measurements - Summary of Financial Instruments and Fair Value Measurements (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurements of assets and liabilities [line items]
Assets	$ 13,311,987	$ 12,833,319
Recurring fair value measurement [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets	332,310	295,064
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets	321,374	281,369
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets	10,936	13,695
Recurring fair value measurement [member] | Money market funds [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets	315,808	272,928
Recurring fair value measurement [member] | Money market funds [member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets	315,808	272,928
Recurring fair value measurement [member] | Marketable Securities [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets	5,566	8,441
Recurring fair value measurement [member] | Marketable Securities [member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets	5,566	8,441
Recurring fair value measurement [member] | Trade receivables [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets	10,936	13,695
Recurring fair value measurement [member] | Trade receivables [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets	$ 10,936	$ 13,695